Description of Business, Basis of Presentation and Significant Accounting Policies - Schedule of Antidilutive Shares (Details) - Common Class A [Member] - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	24,629,892	2,033,171	10,784,068	1,507,221
Previously Reported [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total		30,497,564		22,608,312
Impact of Reverse Stock Split [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total		(28,464,393)		(21,101,091)
Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total		1,667
Warrants [Member] | Previously Reported [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total		25,000
Warrants [Member] | Impact of Reverse Stock Split [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total		(23,333)
Restricted Stock Units [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	505,574	968,879	591,882	1,074,790
Restricted Stock Units [Member] | Previously Reported [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total		14,533,186		16,121,844
Restricted Stock Units [Member] | Impact of Reverse Stock Split [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total		(13,564,307)		(15,047,054)
Stock Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total		1,062,625		432,431
Stock Option [Member] | Previously Reported [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total		15,939,378		6,486,468
Stock Option [Member] | Impact of Reverse Stock Split [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total		(14,876,753)		(6,054,037)